Note 13 - Property, Plant and Equipment - Property, Plant and Equipment (Details) - BRL (R$) R$ in Millions	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018	[1]	Dec. 31, 2017
Statement Line Items [Line Items]
Property, plant and equipment	R$ 22,576.3	R$ 21,638.0	R$ 20,705.1
Property, plant and equipment not subject to operating leases [member]
Statement Line Items [Line Items]
Property, plant and equipment	20,547.7	20,100.4			R$ 18,822.8
Property, plant and equipment subject to operating leases [member]
Statement Line Items [Line Items]
Property, plant and equipment	R$ 2,028.6	R$ 1,537.6			R$ 1,882.9

[1]	2018 restated to reflect the impact of adoption of IFRS 16 with full retrospective application (Note 3).